Investments In Associates And Joint Ventures - Schedule of Amounts Recognised in Balance Sheet (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments In Associates And Joint Ventures [abstract]
Associates	S/ 27,246	S/ 28,875	S/ 250,282	S/ 250,053
Joint ventures	8,270	8,160	S/ 7,483	S/ 18,618
Investments in associates and joint ventures	S/ 35,516	S/ 37,035